ACCOUNTING POLICIES (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Equity	€ 68,100,000	€ 39,900,000
Working capital	73,000,000.0	19,700,000
Cash flows from operations	68,000,000.0	16,300,000	€ 16,100,000
Cash	68,100,000	10,900,000
Cash and cash equivalents	94,900,000	€ 2,600,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual fee	25,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Annual fee	€ 35,000